THE TAX-EXEMPT BOND FUND OF AMERICA

SEMI-ANNUAL REPORT
for the six months ended February 28, 1997

[The American Funds Group(r)]

The Tax-Exempt Bond Fund of America

[cover: Map outline of continental United States of America, superimposed on the names of the various states, superimposed on a larger map of the continental states, with each state individually outlined]

THE TAX-EXEMPT BOND FUND OF AMERICA(r) seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

     The fund invests primarily in state, city and public authority bonds that are issued to provide funding for projects such as airport modernization, pollution control, waste disposal, hospital expansion, education facilities, housing development and highway improvements. The fund gives investors the opportunity to earn tax-free income through a well-diversified portfolio managed by proven professionals.

INVESTMENT HIGHLIGHTS
through 2/28/97

6-month total return                                    +5.16%
(income plus capital changes, with dividends reinvested)

12-month total return                                   +5.44%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for February                  5.00%
(income return only, reflecting maximum sales charge)

Taxable equivalent distribution rate                     8.28%
(for February, assuming a 39.6% federal tax rate)

SEC 30-day yield as of February 28                       4.49%
(reflecting maximum sales charge)

For current yield information, please call toll-free: 800/421-0180.


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are returns, with all distributions reinvested, through March 31, 1997 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

                                            Average Annual
                   Total Return             Compound Return
10 Years           +87.20%                  +6.47%
Five Years         +35.22%                  +6.22%
One Year           +0.65%                   -


Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of March 31, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 4.54%. The fund's distribution rate as of that date was 5.04%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

     THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, if any, are taxable.


FELLOW SHAREHOLDERS:

The first half of The Tax-Exempt Bond Fund of America's 1997 fiscal year was marked by two distinct trends in bond prices. Early in the period confidence that inflation was not gaining momentum spread through the bond market and investors bid bond prices moderately higher. Prices slid the last three months of the period but the market's early strength helped your fund earn solid returns and produce a steady stream of tax-free income.

     For the six months ended February 28, the value of your holdings in the fund rose 5.2%, assuming you reinvested your dividends, as most investors do. That was marginally ahead of the 5.1% total return earned by the unmanaged Lehman Brothers Municipal Bond Index.

     During the period, the fund paid monthly dividends totaling 32 cents and a capital gain distribution of 3.5 cents (which included a short-term capital gain of 1.5 cents). Investors who took their dividends in cash saw the value of their holdings rise 2.4% and had a tax-free income return of 2.7% (5.4% annualized). This is equivalent to an annualized taxable return of 8.9% for taxpayers in the 39.6% federal tax bracket.

RISING PRICES

The rising prices at the beginning of the fiscal year last September were a change from earlier in 1996 when government economic reports showed manufacturing capacity rates rising, wages increasing and unemployment falling. Such figures often foreshadow higher inflation, and investors feared that the Federal Reserve Board would raise short-term rates in a pre-emptive strike to keep inflation in check.

     Rates hit a peak in June, but by late summer inflation was still subdued and the economy, while healthy, was not overheating. Although bond prices dipped in the winter, they were still higher at the end of the six-month period than at the beginning.

     As interest rates have declined, investors seeking higher income have begun looking longer and harder at bonds rated a notch or two below AAA, the highest rating possible given by Standard & Poor's Corporation. This search for higher yield and a general narrowing of the difference in yield between higher and lower rated bonds have been beneficial for your fund.

     In 1993 the fund's investment policies were changed to allow an increased portion of the portfolio (up to 35%) to be invested in bonds rated BBB and lower. BBB is the lowest rating of "investment-grade" bonds. (Bonds with ratings lower than BBB are considered high-yield, high-risk and are often referred to as "junk bonds.")

     We have gradually built up the portion of the fund's noncash assets invested in BBB to 27.7% of assets, relying on our intensive research efforts to find good opportunities in this segment of the market. The fund has 6.2% invested in bonds with ratings below BBB.

     We believe this flexibility has helped us take advantage of more and better market opportunities. In the recent six months, we were able to benefit from the increased demand for lower rated bonds, which drove up their prices relative to higher quality bonds.

POLITICAL STABILITY

This past calendar year was a politically stable one in the United States. President Bill Clinton was re-elected, and the Republicans maintained their majority in both houses of Congress.

     The long-term consequences of certain policies debated in the election, such as the shifting of some federal government responsibilities to the states and cities, remain unclear. While these changes may affect some municipal bonds, the impact on your fund's holdings may not be great. The Tax-Exempt Bond Fund of America invests primarily in bonds issued for specific projects which generate revenues independent of the political process.

     As we write this letter, the outlook for interest rates is uncertain. After the end of the fiscal period, the Fed raised the federal funds rate (the rate commercial banks charge each other on overnight loans) by 0.25%, but it is unclear if more rate hikes will follow soon.

     We will, of course, continue to monitor closely the Fed's actions, political changes in the nation's capital, and the overall health of the economy. We will do everything we can to continue providing you with a rewarding investment experience.

     We look forward to reporting to you again in six months.

Cordially,

[/s/ Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
Chairman of the Board

[/s/ Abner D. Goldstine]
Abner D. Goldstine
President

April 18, 1997


LIPPER RANKINGS
Based on the total return of comparable general municipal debt funds tracked by Lipper Analytical Services through March 31, 1997

Lifetime (since October 31, 1979)*            8th out of 27 funds
10 Years                                      28th out of 65 funds
Five Years                                    17th out of 103 funds
One Year                                      37th out of 228 funds

*Fund's actual inception date was October 3, 1979.

Lipper rankings do not reflect the effects of sales charges and are calculated on a month-end basis.

WHY TAX-FREE INVESTING IS WORTHWHILE

The table below is based on the current federal tax rates. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 5.0% tax-exempt distribution rate in February.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $160,000 faces a federal tax rate of 36.0%. In this bracket, the fund's current 5.0% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.8%. Investors in the highest bracket (39.6%) would need a taxable distribution rate of 8.3% to equal the fund's tax-exempt distribution rate.

FEDERAL INCOME TAX RATES

                                                                     The fund's 5.0% tax-
                                                                     exempt distribution
                                                                     rate in February/2/
                                                  Current            is equivalent to a
Your Taxable Income                               Federal            taxable distribution
Single                   Joint                    Tax Rate/1/        rate of:
$0 - 24,650              $0 - 41,200              15.0%              5.9%
24,651 - 059,750         41,201 - 99,600          28.0               6.9
59,751 - 124,650         99,601 - 151,750         31.0               7.2
124,651 - 271,050        151,751 - 271,050        36.0               7.8
Over 271,050             Over 271,050             39.6               8.3

/1/ The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

/2/ The fund's distribution rate in the table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results. Such results will reflect interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions, fund expenses and applicable sales charges.


THE TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio, February 28, 1997
(Unaudited)
[chart]
Geographic Breakdown
New York --                                                                                    12.49%
California --                                                                                  11.34%
Illinois --                                                                                     8.49%
Michigan --                                                                                     8.28%
Washington --                                                                                   6.76%
Pennsylvania --                                                                                 5.25%
Other States --                                                                                42.74%
Cash & Short-Term Securities --                                                                 4.65%
[end chart]

[chart]
Aaa/AAA --                                                                                     32.54%
Aa/AA --                                                                                       18.28%
A/A --                                                                                         15.33%
Baa/BBB --                                                                                     27.66%
Below investment grade                                                                          6.19%
[end chart]


                                                                                           Principal         Market
                                                                                              Amount          Value
                                                                                               (000)          (000)
Tax-Exempt Securities Maturing in More than
One Year - 95.35%

Alabama - 0.43%
 Daughters of Charity, National Health System,
  5.25% 2015                                                                                  $4,000         $3,808
 The Industrial Development Board of the City of
  Mobile, Solid Waste Revenue Refunding Bonds (Mobile
  Energy Services Co., LLC Projects), Series
  1995, 6.95% 2020                                                                             2,500          2,658

Alaska - 1.62%
 Housing Finance Corporation:
  Insured Mortgage Program Refunding Bonds, 1990
  First Series, 7.80% 2030                                                                       5345           5459
  Collateralized Bonds (Veterans Mortgage
  Program), Series 1992A-1, 6.75% 2032                                                           4600           4751
 Municipality of Anchorage:
  1995 General Obligation Refunding General Purpose
  Bonds, Series B, FGIC Insured, 6.00% 2012                                                      2895           3126
  Municipal Light & Power, Senior Lien Refunding Electric
  Revenue Bonds, MBIA Insured, Series 1996, 6.50% 2014                                           5000           5626
 City of Valdez, Marine Terminal Revenue Refunding
  Bonds (BP Pipelines Inc. Project), Series 1993B,
  5.50% 2028                                                                                     6000           5665

Arizona - 0.48%
 State Transportation Board, Subordinated Highway
  Revenue Bonds, Series 1992B, 6.50% 2008
  (Prerefunded 2002)                                                                             1850           2055
 The Industrial Development Authority of the City
  of Scottsdale, Hospital Revenue Refunding Bonds,
  Scottsdale Memorial Hospitals, Series 1996A,
  AMBAC Insured:
   6.50% 2005*                                                                                   2270           2483
   6.50% 2006*                                                                                   1200           1319
   6.50% 2007*                                                                                   1290           1418

California - 11.34%
 General Obligation Bonds, 6.75% 2002                                                            5000           5521
 Various Purpose General Obligation Bonds,
  6.75% 2006                                                                                     1000           1134
 Health Facilities Financing Authority,
  Hospital Revenue Bonds (Downey Community Hospital), Series 1993,
  5.75% 2015                                                                                     4990           4882
 Public Works Board, Lease Revenue Bonds:
  California Community Colleges, 1994 Series B
  (Various Community College Projects):
   6.75% 2005                                                                                    2505           2810
   7.00% 2007                                                                                    1315           1474
  Department of Corrections, State
   Prison-Lassen County (Susanville), 1993 Series D,
   5.20% 2007                                                                                    2760           2771
 Statewide Communities Development Authority:
  Children's Hospital of Los Angeles, MBIA Insured,
  6.00% 2008                                                                                     1715           1852
  Kaiser Permanente Medical Care Program, Semi-Annual
  Tender Revenue Bonds:
   Series A, 7.00% 2018                                                                          1900           2048
   1985 Tender Bonds, 5.55% 2025                                                                 5000           4770
  St. Joseph Health System Obligated Group,
  Certificates of Participation:
   5.50% 2014                                                                                    2000           1944
   5.50% 2023                                                                                    2700           2575
 Anaheim Public Financing Authority, Lease Revenue Bonds, (Anaheim
  Public Improvements Project), Senior Lease Revenue Bonds,
  1997 Series A, FSA Insured, 6.00% 2024                                                         1000           1062
 Association of Bay Area Governments Finance Authority For Nonprofit Corp.,
  Certificates of Participation (Stanford University Hospital), Series 1993,
  5.50% 2013                                                                                     2000           1952
 Castaic Lake Water Agency Financing Corporation,
  Refunding Revenue Certificates of Participation
  (Water System Improvement Projects), Series 1994A,
  MBIA Insured:
  7.25% 2010                                                                                     1245           1488
  7.00% 2011                                                                                     2400           2822
 Central Valley Financing Authority, Cogeneration
  Project Revenue Bonds (Carson Ice-Gen Project), Series 1993:
   6.00% 2009                                                                                    3750           3805
   6.10% 2013                                                                                    1000           1013
 Culver City Redevelopment Financing Authority, 1993
  Tax Allocation Refunding Revenue Bonds, AMBAC
  Insured, 5.00% 2023                                                                            3635           3263
 Long Beach Aquarium of the Pacific, Revenue Bonds
  (Aquarium of the Pacific Project), 1995 Series A:
   6.10% 2010                                                                                    4000           4019
   6.125% 2015                                                                                   5500           5499
   6.125% 2023                                                                                  13000          12848
 City of Los Angeles:
  State Building Authority, Lease Revenue Refunding Bonds,
  Department of General Services Lease, 1993 Series A:
   5.375% 2006                                                                                   3000           3093
   5.50% 2007                                                                                    7295           7559
  Convention and Exhibition Center Authority,
  Certificates of Participation:
   7.375% 2018 (Prerefunded 1999)                                                                1000           1095
   7.00% 2020 (Prerefunded 1999)                                                                 2750           2986
  Regional Airports Improvement Corp.,
   Facilities Lease Refunding Revenue Bonds,
   Issue of 1992, United Air Lines, Inc. (Los
   Angeles International Airport), 6.875% 2012                                                   2000           2117
  Wastewater System Revenue Bonds, Refunding Series 1993 D,
  FGIC Insured, 5.20% 2021                                                                       2500           2315
  Department of Water and Power,  Electric Plant Revenue
   Bonds, Issue of 1990, 7.10% 2031 (Subject to Crossover
   Refunding 2001)                                                                               3000           3337
 County of Los Angeles:
  Capital Asset Leasing Corp., Certificates of
  Participation (Marina Del Rey), Series A:
   6.25% 2003                                                                                    5500           5781
   6.50% 2008                                                                                    4750           4948
  Metropolitan Transportation Authority,
   Proposition C Sales Tax Revenue Bonds,
   Second Series 1993B, AMBAC Insured, 5.25% 2023                                                1300           1205
  Transportation Commission, Sales
  Tax Revenue Bonds, Series 1989, 7.00% 2019                                                     2000           2143
 The Metropolitan Water District of Southern
  California, Waterworks General Obligation Refunding
  Bonds, 1993 Series A1, 5.50% 2010                                                              3000           3061
 Northern California Power Agency, Geothermal
  Project #3, Special Revenue Bonds, 1993 Refunding
  Series A, 5.60% 2006                                                                           3000           3119
 County of Orange:
  Aliso Viejo Special Tax Bonds
  of Community Facilities District No. 88-1,
  Series A of 1992:
   7.15% 2006 (Prerefunded 2002)                                                                 2000           2304
   7.35% 2018 (Prerefunded 2002)                                                                10000          11616
 Local Transportation Authority,
  Measure M Sales Tax Revenue Bonds (Limited Tax Bonds),
   Second Senior Bonds, Series 1992, FGIC Insured,
   5.90% 2006                                                                                    1200           1287
  Recovery Certificates of
  Participation, 1996 Series A, MBIA Insured:
   6.00% 2008                                                                                    5000           5402
   6.00% 2010                                                                                    6220           6689
 South Orange County, Public Financing Authority,
  Special Tax Revenue Bonds, 1994 Series B (Junior
  Lien Bonds):
   6.65% 2003                                                                                    1000           1042
   6.75% 2004                                                                                    2385           2489
 Pleasanton Joint Powers Financing Authority,
  Reassessment Revenue Bonds, 1993 Series A, 5.70% 2001                                           490            505
 Riverside County Transportation Commission, Sales
  Tax Revenue Bonds (Limited Tax Bonds), 1991
  Series A, 6.50% 2009 (Prerefunded 2001)                                                        3600           3978
 Sacramento City Financing Authority, 1991 Revenue
  Bonds, 6.80% 2020 (Prerefunded 2001)                                                           5000           5623
 Sacramento Cogeneration Authority, Cogeneration
  Project Revenue Bonds:
  Procter & Gamble Project, 1995 Series:
   6.20% 2006                                                                                    1000           1052
   6.375% 2010                                                                                   1000           1045
  1995 Series:
   6.00% 2002                                                                                    1000           1044
   6.00% 2003                                                                                    2200           2296
 Public Facilities Financing Authority of The City of
  San Diego, Sewer Revenue Bonds, Series 1993, AMBAC
  Insured, 5.00% 2013                                                                            1105           1057
 San Francisco Bay Area Rapid Transit District,
  Sales Tax Revenue Refunding Bonds, Series 1990,
  AMBAC Insured, 6.75% 2009                                                                      3250           3523
 Redevelopment Agency of the City and County of
  San Francisco, Refunding Lease Revenue Bonds,
  Series 1991 (George R. Moscone Convention
  Center), 5.50% 2018                                                                            6000           5651
 The Regents of the University of California,
  Various University of California Projects, 1993:
   Series B, 5.375% 2009                                                                         2000           2010
   Series A, 5.50% 2021                                                                          2000           1901

Colorado - 4.22%
 Housing And Finance Authority:
  Multi-Family Housing Insured
  Mortgage Revenue Bonds, 1982 Series A, 9.00% 2025                                              1780           1794
  Single-Family Housing Program Senior and Subordinate Bonds:
   1996 Series C-2, 7.10% 2015                                                                   3000           3300
   1997 Series A-3, 7.00% 2016                                                                   1000           1094
 Student Obligation Bond Authority, Student Loan Revenue
  Bonds, 1994 Series L, 6.00% 2001                                                               1065           1119
 Arapahoe County, Capital Improvement Trust Fund
  Highway Revenue Bonds (E-470 Project):
   6.90% 2015                                                                                    5750           6311
   6.95% 2020                                                                                   20500          22568
 City and County of Denver, Airport System Revenue Bonds,
  Series 1992A:
  7.25% 2025 (Prerefunded 2002)                                                                  5590           6451
  7.25% 2025 (Prerefunded 2002)                                                                 14210          16398
 The Regents of the University of Colorado, Master Lease
  Purchase Agreement, Refunding Certificates of
  Participation (Telecommunications and Cogeneration
  Projects), Series 1996, AMBAC Insured, 6.00% 2005                                              5000           5351

Connecticut - 1.90%
 Health and Educational Facilities Authority Revenue Bonds,
  University of Hartford Issue, Series D, 6.75% 2012                                             2800           2828
 Housing Finance Authority, Housing Mortgage Finance Program Bonds,
  Subseries B-1, 6.25% 2011                                                                      1000           1036
 Mashantucket (Western) Pequot Tribe, Special Revenue Bonds,
  1996 Series A:
   6.25% 2002                                                                                    2000           2113
   6.25% 2003                                                                                    4000           4229
   6.375% 2004                                                                                  10700          11405
   6.50% 2005                                                                                    3000           3232
   6.40% 2011                                                                                    4000           4160

District of Columbia - 1.89%
 General Obligation Bonds:
   Series 1990 A, AMBAC Insured, 7.25% 2005
  (Prerefunded 2000)                                                                             2500           2763
  Series 1992 B, MBIA Insured:
  6.125% 2003                                                                                    1750           1876
  6.30% 2010                                                                                     2900           3046
  AMBAC Insured, 5.20% 2004                                                                      1500           1530
  Series 1993 A, AMBAC Insured, 5.875% 2005                                                      3000           3182
  Series 1993 B-1, AMBAC Insured, 5.50% 2009                                                     7000           7049
 Hospital Revenue Refunding Bonds
  (Medlantic Healthcare Group, Inc. Issue):
   Series 1992 A, 7.00% 2005                                                                     2000           2132
   Series 1993 A, MBIA Insured:
    6.00% 2011                                                                                   3765           4009
    5.25% 2012                                                                                   2000           1961
 Redevelopment Land Agency, Sports Arena Special Tax Revenue
  Bonds, Series 1996, 5.625% 2010                                                                1350           1313

Florida - 1.14%
 Arbor Green Community Development District (City of Tampa,
  Hillsborough County), Special Assessment Revenue Bonds,
  Series 1996, 7.60% 2018                                                                        1000           1008
 Broward County, Resource Recovery Revenue Bonds,
  Series 1984:
   North Project, 7.95% 2008                                                                     4500           4941
   South Project, 7.95% 2008                                                                     2155           2364
 The Crossing at Fleming Island Community Development
  District (Clay County), Special Assessment Bonds,
  Series 1995, 8.25% 2016                                                                        1125           1211
 Mid-Bay Bridge Authority,  Revenue Refunding Bonds:
  Series 1993D, 6.125% 2022                                                                       500            506
  Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                                      4000           4621
 Northern Palm Beach County Improvement District, Water
  Control and Improvement Bonds, Unit of Development No. 9A,
  Series 1996A:
   6.80% 2006                                                                                    1145           1178
   7.30% 2027                                                                                    1500           1554

Georgia - 1.53%
 General Obligation Bonds, 1995 D, 6.75% 2011                                                    3410           3984
 Municipal Electric Authority, General Power Revenue Bonds:
  1992B Series, 6.50% 2012                                                                       1215           1340
  CTFS-1992B Series, 6.375% 2016                                                                 1000           1084
 City of Atlanta:
  Airport Facilities Revenue
  Refunding Bonds, Series 1994 A, AMBAC Insured,
  6.50% 2009                                                                                     1000           1128
  Special Purpose Facilities
  Revenue Refunding Bonds (Delta Air Lines, Inc.
  Project), Series 1989 A, 7.50% 2019                                                            4500           4784
 Fulco Hospital Authority, Revenue Anticipation
  Certificates:
   St. Joseph's Hospital of Atlanta, Inc.,
   Series 1994, 4.80% 2001                                                                       2305           2326
   Georgia Baptist Health Care System
   Project:
    Series 1992 A:
     6.40% 2007                                                                                  1000           1040
     6.25% 2013                                                                                  2100           2122
     6.375% 2022                                                                                 1595           1619
    Series 1992 B, 6.375% 2022                                                                    610            619
 Development Authority of Fulton County, Special
  Facilities Revenue Bonds (Delta Air Lines, Inc.
  Project), Series 1992, 6.95% 2012                                                              3115           3340

Hawaii - 0.13%
 City and County of Honolulu, General Obligation Bonds, Refunding
  and Improvement Series, 1993B, 5.00% 2013                                                      2000           1927

Illinois - 8.49%
 Build Illinois Bonds (Sales Tax Revenue Bonds),
  Series O, 6.00% 2002                                                                           1000           1068
 Civic Center Bonds (Special State Obligation Bonds),
  Series 1991, AMBAC Insured, 6.25% 2020                                                         6500           7092
 Educational Facilities Authority Revenue
  Bonds, Wesleyan University, Series 1993,
  5.625% 2018                                                                                    1490           1457
 Health Facilities Authority:
  Revenue Bonds, Series 1993:
   OSF Healthcare System, 5.75% 2007                                                             6760           6822
   Rush-Presbyterian-St. Luke's Medical Center Obligated Group,
   MBIA Insured, 5.25% 2020                                                                      3000           2747
  Refunding Bonds:
   Edward Hospital Project, Series 1993 A, 6.00% 2019                                            1435           1424
   Advocate Health Care, Series 1997 A, 5.80% 2016                                              10000           9936
  Revenue and Revenue Refunding Bonds:
  Evangelical Hospitals Corporation, Series C,
  6.25% 2022 (Escrowed to Maturity)                                                              4000           4454
  Lutheran General Health, Series C, 6.00% 2018                                                  2705           2765
  Revenue Bonds, Series 1992 (Edward Hospital
  Association Project), 7.00% 2022                                                               1000           1065
  Revenue Refunding Bonds (Fairview):
   Series 1995 A:
    6.25% 2001                                                                                   1105           1115
    6.50% 2006                                                                                    770            772
    7.40% 2023                                                                                   1000           1016
  Revenue Bonds, Series 1994 A (Northwestern Memorial
   Hospital), 6.00% 2024                                                                         2000           2034
 Housing Development Authority, Multi-Family Housing Bonds,
  1992 Series A, 7.00% 2010                                                                      1490           1589
 City of Chicago:
 General Obligation Bonds, Project and Refunding,
  Series 1995B, FGIC Insured, 5.125% 2025                                                        4000           3688
  The County of Cook, General Obligation Capital Improvement
   Bonds, Series 1996, FGIC Insured:
    6.00% 2006                                                                                   3920           4215
    6.50% 2011                                                                                   4000           4492
  Chicago-O'Hare International Airport:
  General Airport Second Lien Revenue Refunding Bonds,
  1993 Series C, MBIA Insured, 5.00% 2018                                                       10000           9101
  Special Facilities Revenue Bonds for United
  Air Lines:
   1984 Series C, 8.20% 2018                                                                     1210           1310
   1988 Series B, 8.85% 2018                                                                     1900           2154
   Special Facilities Revenue Refunding Bonds:
    Delta Air Lines, Inc. Terminal, 6.45% 2018                                                   4435           4505
    Series 1994 (American Airlines, Inc. Project),
    8.20% 2024                                                                                   2750           3251
 Metropolitan Pier and Exposition Authority, McCormick Place
  Expansion Project Bonds, Series 1992A, 6.50% 2027
  (Prerefunded 2003)                                                                             3910           4372
 Metropolitan Water Reclamation District of Greater
  Chicago, Series B:
   Capital Improvement Bonds, 5.25% 2004                                                         5000           5175
   Refunding Bonds, 5.30% 2005                                                                   5325           5511
  Skyway Toll Bridge Refunding Revenue Bonds,
  Series 1994:
   6.50% 2010 (Prerefunded 2004)                                                                13250          14819
   6.75% 2014 (Prerefunded 2004)                                                                 6500           7364
  Water Revenue Bonds, Refunding
  Series 1993, FGIC Insured:
   6.50% 2011                                                                                    4345           4907
   5.50% 2025                                                                                    2565           2318
 Regional Transportation Authority, Cook, Du Page,
  Kane, Lake, McHenry and Will Counties,
  General Obligation Bonds:
   Series 1994D, FGIC Insured, 7.75% 2019                                                        4500           5752
   Series 1990A, AMBAC Insured, 7.20% 2020                                                       1000           1211

Indiana - 3.04%
 Educational Facilities Authority, Educational
  Facilities Revenue Bonds (University of Evansville
  Project), Series 1996, 5.25% 2005                                                              1000            990
 Health Facility Financing Authority, Hospital Revenue Bonds
  (Clarian Health Partners, Inc.), Series 1996A, 5.50% 2016                                     11000          10629
 Housing Finance Authority, Single Family Mortgage
  Refunding Revenue Bonds, 1992 Series A, 6.75% 2010                                             1275           1336
 State Office Building Commission, Correctional
  Facilities Program Revenue Bonds, Series 1995B,
  AMBAC Insured, 6.25% 2012                                                                      8490           9362
 Transportation Finance Authority, Airport
  Facilities Lease Revenue Bonds, Series A:
   6.50% 2007                                                                                    3245           3519
   6.50% 2007 (Prerefunded 2002)                                                                 3755           4174
   6.75% 2011 (Prerefunded 2002)                                                                 2400           2690
 City of East Chicago, Pollution Control Refunding
  Revenue Bonds (Inland Steel Co. Project No. 11),
  Series 1994, 7.125% 2007                                                                       3000           3131
 Hospital Authority of the City of Fort Wayne,
  Revenue Bonds (Parkview Memorial Hospital, Inc.
  Project), Series 1992:
   6.375% 2013                                                                                   6000           6229
   6.40% 2022                                                                                    2000           2063
 Indianapolis Local Public Improvement Bond Bank,
  Series 1992 D Bonds, 6.60% 2007                                                                1960           2190

Kentucky - 0.25%
 Higher Education Student Loan Corp., Insured
  Student Loan Revenue Bonds, 1994 Series B,
  6.20% 1999                                                                                     1140           1195
 Kenton County Airport Board, Special Facilities
  Revenue Bonds (Delta Air Lines, Inc. Project):
   Series 1985, 7.80% 2015                                                                       1000           1071
   1992 Series B, 7.25% 2022                                                                     1350           1455

Louisiana - 3.68%
 Health Education Authority, Revenue Bonds (Lambeth House Project),
  Series 1996, 9.00% 2026                                                                        9000           9093
 Lake Charles Harbor and Terminal District, Port
  Facilities Revenue Refunding Bonds (Trunkline
  LNG Co. Project), Series 1992, 7.75% 2022                                                     28000          31844
 Offshore Terminal Authority, Deepwater Port
  Refunding Revenue Bonds (LOOP INC. Project):
   First Stage Series B:
    5.40% 1998                                                                                   3150           3208
    6.25% 2004                                                                                   5600           6030
   First Stage Series E:
    7.60% 2000                                                                                   1000           1093
    7.45% 2004                                                                                   1000           1096
 Parish of St. Charles, Adjustable/Fixed-Rate
  Pollution Control Revenue Bonds (Louisiana
  Power & Light Co. Project),
   Series 1984, 8.25% 2014                                                                       3490           3804

Maine - 0.21%
 Housing Authority, Mortgage Purchase
  Bonds, 1994 Series C-1, 5.90% 2015                                                             3115           3181

Maryland - 1.69%
 Community Development Administration, Department
  of Housing and Community Development, Single
  Family Program Bonds, 1990 First Series, 7.60% 2017                                            5920           6179
 Health and Higher Educational Facilities Authority:
  Revenue Bonds, Howard County General Hospital
  Issue, Series 1993:
   5.50% 2013                                                                                    2300           2203
   5.50% 2021                                                                                    6225           5715
  Project and Refunding Revenue Bonds:
   Mercy Medical Center Issue, Series 1996,
   FSA Insured, 6.50% 2013                                                                       1155           1298
   Peninsula Regional Medical Center Issue, Series 1993,
   5.25% 2012                                                                                    1000            971
 Calvert County, Maryland Economic Development
  Revenue Bonds (Asbury-Solomons Island Facility),
  Series 1995, 8.625% 2024                                                                       2500           2762
 John Hopkins Hospital Issue, Revenue Refunding
  Bonds, Series 1993, 5.00% 2023                                                                 3000           2728
 Prince George's County, Hospital Revenue Bonds,
  Dimensions Health Corp. Issue:
  Series 1992, 7.25% 2017 (Prerefunded 2002)                                                      750            859
  5.30% 2024                                                                                     3305           3044

Massachusetts - 2.41%
 General Obligation Bonds Consolidated Loan of
  1989, Series D, MBIA Insured, 7.00% 2009
  (Prerefunded 1999)                                                                             1000           1091
 Health and Educational Facilities Authority,
  Revenue Bonds, Brigham and Women's Hospital Issue,
  Series D, 6.75% 2024                                                                           7000           7535
 Massachusetts Bay Transportation Authority, General
  Transportation System Bonds, 1994 Series A
  Refunding Bonds, 7.00% 2007                                                                   10110          11683
 Water Resources Authority:
  General Revenue Bonds, 1990 Series A, 7.50% 2009
   (Prerefunded 2000)                                                                            9500          10565
  General Revenue Refunding Bonds, 1993 Series B,
  5.25% 2009                                                                                     2500           2493
 City of Boston, Revenue Refunding Bonds,
  Boston City Hospital (FHA Insured Mortgage),
  7.625% 2021                                                                                     980           1102
 The New England Loan Marketing Corp.,
  Student Loan Refunding Bonds:
  1992 Series A, 6.50% 2002                                                                      1000           1079
  1993 Series G, 5.20% 2002                                                                      1200           1216

Michigan - 8.28%
 State Hospital Finance Authority Hospital Revenue Refunding Bonds:
  Daughters of Charity, National Health System, 5.50% 2005                                       1750           1820
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002                                                                                    1955           2106
   7.20% 2003                                                                                    1000           1086
   8.00% 2005                                                                                    8880          10066
   8.10% 2013                                                                                    5000           5725
   8.125% 2021                                                                                   4500           5144
   7.50% 2027                                                                                    2925           3194
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                             2985           2825
  Sinai Hospital of Greater Detroit, Series 1995:
  6.625% 2016                                                                                    5750           5953
  6.70% 2026                                                                                     1680           1742
  Pontiac Osteopathic, Series 1994 A:
   6.00% 2014                                                                                    3500           3433
   6.00% 2024                                                                                    3400           3288
 State Housing Development Authority, Rental Housing
  Revenue Bonds, 1994 Series A:
   6.20% 2003                                                                                    1600           1677
   AMBAC Insured, 6.40% 2005                                                                     1850           1987
 Job Development Authority, Pollution
  Control Revenue Bonds (Chrysler Corp.
  Project), Series 1984, 5.70% 1999                                                              7000           7184
 City of Detroit:
  General Obligation Revenue Bonds (Unlimited Tax):
   Series 1995-A, 5.60% 2001                                                                     4250           4348
  Series 1995-B:
   6.25% 2001                                                                                    6585           6886
   6.75% 2003                                                                                    8675           9359
   7.00% 2004                                                                                    2500           2745
   6.25% 2005                                                                                    3625           3827
   6.25% 2008                                                                                    1730           1803
   6.25% 2009                                                                                    1195           1236
   6.25% 2010                                                                                    1250           1289
 Downtown Development Authority,
  Tax Increment Bonds (Development Area No. 1 Projects),
  Series 1996C:
   6.20% 2017                                                                                    9310           9612
   6.25% 2025                                                                                    4265           4381
 Greater Detroit Resource Authority, Resource Recovery
  Revenue Refunding Bonds, Series 1996B,
  AMBAC Insured, 6.25% 2008                                                                      1500           1651
 City of Royal Oak Hospital Financing Authority,
  Hospital Revenue Refunding Bonds (William Beaumont
  Hospital), Series 1993 G, 5.25% 2019                                                           8000           7529
 Charter County of Wayne, Special Airport Facilities
  Revenue Refunding Bonds (Northwest Airlines, Inc.
  Facilities), Series 1995, 6.75% 2015                                                          13985          14370

Minnesota - 0.46%
 Housing Finance Agency:
  Housing Development Bonds, 1991 Series A, 6.85% 2007                                           2535           2670
  Single Family Mortgage Bonds, 1994 Series E,
   Remarketing 3/12/96, 5.60% 2013                                                               2220           2206
 Regents of the University of Minnesota, General
  Obligations Bonds, Series 1996A, 5.50% 2006                                                    2000           2093

Mississippi - 0.94%
 Claiborne County, Adjustable/Fixed-Rate Pollution
  Control Revenue Bonds (Middle South Energy, Inc.
   Project), Series C, 9.875% 2014                                                              13000          14331

Nevada - 0.10%
 City of Henderson, Local Improvement
  District No. T-10 (Seven Hills) Limited Obligation
  Improvement Bonds, 7.50% 2015                                                                  1500           1540

New Hampshire - 0.25%
 Business Finance Authority, Pollution Control
  Refunding Revenue Bonds (The United Illuminating
  Co. Project), Series A 1993, 5.875% 2033                                                       2985           2797
 Higher Educational and Health
  Facilities Authority Revenue Bonds, Dartmouth
  College Issue, Series 1993, 5.375% 2023                                                        1000            959

New Jersey - 1.39%
 Economic Development Authority, First
  Mortgage Revenue Fixed Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                           7000           7948
  Winchester Gardens at Ward Homestead Project,
  Series 1996A:
   8.50% 2016                                                                                    4000           4152
   8.625% 2025                                                                                   3500           3653
 Housing and Mortgage Finance Agency,
  Section 8 Bonds, 1991 Series A:
   6.80% 2005                                                                                    2570           2760
   6.85% 2006                                                                                    2500           2679

New Mexico - 0.23%
 Mortgage Finance Authority, Single Family Mortgage
  Purchase Refunding Senior Bonds, 1992 Series
  A-1, 6.85% 2010                                                                                3290           3434

New York - 12.49%
 Dormitory Authority:
  State University Educational Facilities Revenue
  Refunding Bonds:
   Series B, 5.70% 2004                                                                          1485           1539
   Series 1990 A, 7.50% 2013                                                                     3500           4229
   Series 1990 B:
    7.50% 2011                                                                                   1720           2016
    7.00% 2016                                                                                   1000           1069
  City University System, Consolidated Second
   General Resolution Revenue Bonds:
   Series 1990 F, FGIC Insured, 7.50% 2020
   (Prerefunded 2000)                                                                            7100           7948
   Series G, 5.00% 2002                                                                          2000           2012
 Environmental Facilities Corporation, State Water
  Pollution Control Revolving Fund Revenue Bonds
  (New York City Municipal Water Finance Authority
  Project):
   Series 1994 A, 5.75% 2009                                                                     6000           6355
   Series 1991 E, 6.875% 2010                                                                    1500           1645
   Series 1990 A, 7.50% 2012                                                                      500            550
 Housing Finance Agency, Health Facilities Revenue Bonds
  (New York City), 1996 Series A Refunding, 6.375% 2003                                          5000           5330
 Local Government Assistance Corp.:
  Series 1991 A, 7.00% 2016 (Prerefunded 2001)                                                   7000           7827
  Series 1991 B, 7.50% 2020 (Prerefunded 2001)                                                   6925           7869
  Series 1991 C, 0% 2005                                                                         5000           3366
  Series 1991 D:
   7.00% 2011                                                                                    2000           2259
   7.00% 2018 (Prerefunded 2002)                                                                 8650           9798
   6.75% 2021 (Prerefunded 2002)                                                                 1350           1514
  Series 1992 C, 5.50% 2022                                                                      1000            957
 State Medical Care Facilities Finance Agency:
  Mental Health Services Facilities Improvement
  Revenue Bonds:
   1991 Series A, 7.50% 2021 (Prerefunded 2001)                                                  3645           4124
   1994 Series A, 5.10% 2003                                                                     1720           1725
   Series D, 5.25% 2023                                                                          1000            895
  St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
  Revenue Bonds, 1993 Series A, 5.60% 2013                                                       9430           9405
 Metropolitan Transit Authority, Transit Facilities
  Service Contract Bonds, Series O and P,
   5.375% 2002                                                                                   4000           4094
 Urban Development Corp., Correctional
  Capital Facilities Revenue Bonds:
   Series 1993 A, Refunding Series, 5.30% 2005                                                   2800           2819
   Series 2, 6.50% 2021 (Prerefunded 2001)                                                       3700           3990
 Battery Park City Authority, Revenue Refunding
  Bonds, Series 1993 A:
   5.00% 2013                                                                                    5000           4649
   5.25% 2017                                                                                    2500           2323
   4.75% 2019                                                                                   18000          15479
 City of New York, General Obligation Bonds:
  Fiscal 1992 Series C, 6.50% 2004                                                               2500           2675
  Fiscal 1992 Series H:
   6.875% 2002 (Escrowed to Maturity)                                                             285            314
   6.875% 2002                                                                                   1615           1744
  Fiscal 1995 Series F:
   6.375% 2006                                                                                   3000           3197
   6.60% 2010                                                                                    2000           2099
   6.625% 2025                                                                                   1500           1562
  Fiscal 1993 Series A, 6.25% 2003                                                               2200           2330
  Fiscal 1991 Series B, 8.25% 2006                                                               1500           1797
  Fiscal 1995 Series E:
   6.50% 2004                                                                                    6550           7018
   MBIA Insured, 6.20% 2008                                                                      3000           3315
  Fiscal 1996 Series E, 6.50% 2006                                                               7500           8058
  Fiscal 1996 Series I, 6.50% 2006                                                               8000           8599
  Municipal Water Finance Authority,
  Water and Sewer System Revenue Bonds:
    Fiscal 1989 Series B, FGIC Insured,
     7.625% 2017 (Prerefunded 1998)                                                              3000           3190
     Fiscal 1991 Series C, 7.75% 2020 (Prerefunded 2001)                                         5000           5714
     Fiscal 1994 Series B:
     4.875% 2002                                                                                 3000           3034
     5.50% 2019                                                                                  2000           1917
  Transit Authority, Transit
  Facilities Revenue Bonds (Livingston Plaza
  Project), Series 1990, FSA Insured, 7.50% 2020
  (Prerefunded 2000)                                                                             4000           4417
 Triborough Bridge and Tunnel Authority, General
  Purpose and Revenue Bonds:
   Series S, 7.00% 2021 (Prerefunded 2001)                                                      11400          12634
   Series Y, 6.00% 2012                                                                          1000           1083

North Carolina - 1.55%
 Eastern Municipal Power Agency, Power System Revenue
  Bonds:
   Series 1993 B:
    6.00% 2006                                                                                   3000           3102
    7.00% 2008                                                                                  10045          11175
    7.25% 2007                                                                                   5000           5616
    6.00% 2026                                                                                   1700           1683
   Series 1993 C, 5.00% 2021                                                                     2300           1993

Ohio - 0.12%
 County of Franklin, Hospital Facilities Revenue
  Refunding and Improvement Bonds (Doctors Hospital
  Project), 5.60% 2006                                                                           1750           1841

Oklahoma - 0.82%
 State Industrial Authority, Health System
  Revenue Refunding Bonds (Obligated Group consisting
  of INTEGRIS Baptist Medical Center, Inc., INTEGRIS
  South Oklahoma City Hospital Corp. and INTEGRIS
  Rural Health, Inc.), AMBAC Insured, Series 1995D:
  6.00% 2009                                                                                     2500           2663
  6.00% 2010                                                                                     4020           4260
 Health System Revenue
  Bonds, Baptist Medicine Center of Oklahoma,
  Series 1995 C, AMBAC Insured, 6.375% 2009                                                      2500           2736
 Tulsa Industrial Authority, Hospital Revenue
  and Refunding Bonds,
  St. John Medical Center Project, Series 1996,
  5.375% 2017                                                                                    3000           2879

Pennsylvania - 5.25%
 Convention Center Authority, Refunding
  Revenue Bonds, 1994 Series A, 6.25% 2004                                                      10000          10569
 Higher Educational Facilities Authority, Revenue
  Bonds (Thomas Jefferson University), 1992
  Series A, 6.625% 2009                                                                          1250           1360
 Housing Finance Authority, Single Family Mortgage
  Revenue Bonds:
   Series 1990-29A, 7.375% 2016                                                                  2470           2597
   Series 1992-33, 6.85% 2009                                                                    1000           1065
 Industrial Development Authority,
  Economic Development Revenue Bonds, Series 1994,
  AMBAC Insured, 7.00% 2007                                                                      1750           2037
 Hospitals and Higher Education Facilities
  Authority of Philadelphia:
  Hospital Revenue Bonds (The Children's Hospital of
  Philadelphia Project):
   Series A of 1992:
    6.50% 2009 (Prerefunded 2002)                                                                4500           4970
    6.50% 2021 (Prerefunded 2002)                                                                3000           3313
   Series A of 1993, 5.00% 2021                                                                  8000           7201
  Frankford Hospital, Series A:
   6.00% 2014                                                                                    1805           1779
   6.00% 2023                                                                                    4000           3909
 Hospital Authority of Philadelphia, Hospital
  Revenue Bonds (Temple University Hospital):
   Series of 1993 A, 6.50% 2008                                                                 15500          16390
   Series of 1983, 6.625% 2023                                                                  15385          15960
 City of Pottsville Hospital Authority, Hospital
  Revenue Bonds (The Pottsville Hospital and Warne
  Clinic), Series of 1994, 7.25% 2024                                                            8500           8931

Rhode Island - 2.21%
 Convention Center Authority, Refunding Revenue
  Bonds, MBIA Insured
  1993 Series B:
  5.00% 2008                                                                                     2790           2774
  5.25% 2015                                                                                     5660           5495
 Depositors Economic Protection Corp., Special
  Obligation Bonds:
   1993 Series A, MBIA Insured:
   5.75% 2012                                                                                    4850           5075
   6.25% 2016                                                                                    4500           4897
   1992 Series A, FSA Insured, 6.625% 2019
   (Prerefunded 2002)                                                                            1000           1117
   1993 Series A:
    6.375% 2022                                                                                  7000           7731
    5.75% 2021 (Escrowed to Maturity)                                                            1210           1245
    5.75% 2021                                                                                   2715           2738
 Housing and Mortgage Finance Corporation,
  Homeownership Opportunity Bonds, Series 3-A,
  7.80% 2010                                                                                     2500           2688

South Dakota - 0.22%
 Housing Development Authority,
  Homeownership Mortgage Bonds, 1995 Series A and B,
  6.00% 2023                                                                                     1620           1665
 City of Sioux Falls, Sales Tax Revenue Bonds, Series 1996B,
  AMBAC Insured, 5.50% 2005                                                                      1655           1746

Tennessee - 2.32%
 Health and Educational Facilities Board of the
  Metropolitan Government of Nashville and Davidson
  County (Blakeford Project), 9.25% 2024                                                         6600           7229
 Memphis-Shelby County Airport Authority, Special
  Facilities Revenue Bonds, Refunding Series 1992
  (Federal Express Corp.), 6.75% 2012                                                           26375          28161

Texas - 2.61%
 National Research Laboratory Commission, General
  Obligation Bonds, Series 1990 (Superconducting
  Super Collider Project), 7.125% 2020
   (Prerefunded 2000)                                                                           14450          15913
 Dallas-Fort Worth International Airport
  Facility Improvement Corp.,
  Delta Air Lines, Inc., Revenue Refunding Bonds,
  Series 1993, 6.25% 2013                                                                        2400           2431
 Harris County Health Facilities Development
  Corp., SCH Health Care System Revenue Bonds
  (Sisters of Charity of the Incarnate Word,
  Houston), Series 1991A, 7.10% 2021                                                             8000           8749
 Hidalgo County Health Services Corp., Hospital Revenue
  Bonds (Mission Hospital, Inc. Project), Series 1996:
   7.00% 2008                                                                                    1000           1056
   6.75% 2016                                                                                    1740           1760
 Northside Independent School District (Bexar,
  Medina, and Bandera Counties), Unlimited
  Tax School Building Bonds, Series 1991, 6.375% 2008
  (Prerefunded 2001)                                                                             3500           3759
 Tomball Hospital Authority, Hospital Revenue
  Refunding Bonds, Series 1993, 6.125% 2023                                                      6250           6155

Utah - 1.60%
 Housing Finance Agency, Single Family Mortgage
  Bonds, 1995 Issue E (Federally Insured or
  Guaranteed Mortgage Loans), 5.50% 2024                                                         1630           1653
 Intermountain Power Agency:
  Special Obligation Refunding Bonds,
  5th Crossover Series 1987B:
   FGIC Insured, 7.00% 2015                                                                      7000           7218
   7.20% 2019                                                                                    1000           1030
   1997 Series A,  AMBAC Insured, 6.50% 2011*                                                    1435           1599
 Salt Lake City, Hospital Revenue Bonds, Series
  1992 (IHC Hospitals, Inc.):
   5.50% 2021                                                                                    8100           7792
   6.25% 2023                                                                                    5000           5148

Vermont - 0.02%
 Housing Finance Agency, Single Family
  Housing Bonds, Series 4, 5.75% 2012                                                             290            293

Virginia - 1.71%
 Commonwealth Transportation Board, Commonwealth of
  Virginia Transportation Contract Revenue Bonds,
  Series 1988 (Route 28 Project), 7.80% 2016
  (Prerefunded 1998)                                                                             3500           3711
 Housing Development Authority, Commonwealth Mortgage
  Bonds:
   Series D, Subseries D-3, Remarketing 5/30/96:
    6.00% 2012                                                                                   1430           1450
    6.00% 2012                                                                                   1470           1490
    6.05% 2013                                                                                   1510           1531
    6.05% 2013                                                                                   1555           1577
   Series D, Subseries D-4, Remarketing 7/16/96:
    6.00% 2009                                                                                   1180           1207
    6.00% 2009                                                                                   1220           1248
    6.05% 2010                                                                                   1255           1286
    6.05% 2010                                                                                   1290           1321
 Industrial Development Authority of Fairfax
  County, Hospital Revenue Refunding Bonds (Inova
  Health System Hospitals Project), Series 1993A:
   4.80% 2005                                                                                    1850           1845
   5.00% 2011                                                                                    1300           1257
   5.00% 2023                                                                                    1200           1097
 Industrial Development Authority of the County of
  Hanover, Hospital Revenue Bonds (Memorial Regional
  Medical Center Project at Hanover Medical Park),
  Series 1995, MBIA Insured:
   6.50% 2009                                                                                    1000           1130
   6.375% 2018                                                                                   3000           3294
 Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1991,
  6.50% 2013                                                                                     2500           2652

Washington - 6.76%
 General Obligation, Series B:
  5.50% 2010                                                                                     2000           2059
  5.50% 2018                                                                                     3100           3102
 Public Power Supply System:
  Nuclear Project No. 1 Refunding Revenue Bonds,
   Series 1989A:
    7.50% 2015 (Prerefunded 1999)                                                                1820           1992
    6.00% 2017                                                                                   2000           1976
  Nuclear Project No. 2 Refunding Revenue Bonds:
   Series 1990A, 7.375% 2012 (Prerefunded 2000)                                                  1800           1952
   Series 1990C, 7.30% 2000                                                                      3850           4077
   Series 1992A, 5.90% 2004                                                                      4600           4684
   Series 1993A, 5.10% 2000                                                                     17335          19303
   Series 1994A:
    6.00% 2007                                                                                  20000          21216
    5.25% 2008                                                                                   5000           4958
  Nuclear Project No. 3 Refunding Revenue Bonds:
   BIG Insured, 7.25% 2016 (Prerefunded 1999)                                                    5000           5445
   Series 1989 B:
    7.25% 2015 (Prerefunded 2000)                                                                5450           5982
    FGIC Insured, 7.00% 2005                                                                    14400          15557
    5.375% 2015                                                                                  5000           4728
    7.125% 2016                                                                                  5250           6055

Wisconsin - 1.27%
 Health and Educational Facilities Authority,
  Revenue Bonds:
   Children's Hospital Project, Series 1993, FGIC Insured,
   5.50% 2006                                                                                    2000           2089
   Medical College of Wisconsin, Series 1993, 5.95% 2015                                         3000           3011
 Housing and Economic Development Authority, Housing
  Revenue Bonds, 6.40% 2003                                                                      3480           3663
 Pollution Control and Industrial Development Revenue
  Bonds (General Motors Corp. Projects), City
  of Janesville, Series 1984, 5.55% 2009                                                         3000           3007
 Public Power Incorporated System,
  Power Supply System Revenue Bonds, Series
  1990 A, AMBAC Insured, 7.40% 2020
  (Prerefunded 2000)                                                                              500            557
 City of Superior, Limited Obligation
  Refunding Revenue Bonds (Midwest Energy Resources
  Co. Project), Series E-1991 (Collateralized),
  FGIC Insured, 6.90% 2021                                                                       6000           7080

Wyoming - 0.10%
 Community Development Authority, Single Family
  Mortgage Bonds, 1989 Series A, 7.90% 2017                                                       450            466
 Student Loan Corp., Student Loan Revenue
  Refunding Bonds, Series 1991, 6.25% 1999                                                        950            995

Guam - 0.20%
 General Obligation Bonds, 1995 Series A, 5.625% 2002                                            3000           3032
                                                                                                        -----------
                                                                                                             1453745
                                                                                                        -----------

Tax-Exempt Securities Maturing in
One Year or Less - 4.49%

 State of California, 1996-97 Revenue Anticipation Notes,
  Series A, 4.50% 6/30/97                                                                        2450           2458
 State of Colorado, General Fund Tax and Revenue
  Anticipation Notes, Series 1996A, 4.50% 6/27/97                                               15500          15549
 Harris County Toll Road, Unlimited Tax and
  10.375% 2014 (Prerefunded 1998)                                                                1000           1060
 State of Kentucky, Turnpike Authority, Resource Recovery
  Road Revenue Refunding Bonds, 1981 Series A, 13.125% 2009
  (Prerefunded 1997)                                                                              390            402
 County of Los Angeles, California 1996-97 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/97                                                   14750          14798
  Subordinate Lien Revenue Bonds, Series 1984,
 State of Maine, General Obligation Tax
  Anticipation Notes, 4.50% 6/27/97                                                              1000           1003
 State of Michigan, Full Faith and Credit General Obligation Notes,
  4.50% 9/30/97                                                                                  6350           6390
  City of Saint Paul, Housing and Redevelopment Authority,
  Hospital Facility Revenue Bonds (Healtheast Project),
  Series 1987-B:
  9.75% 2017 (Subject to Crossover Prerefunding 1997)                                            4575           4838
  9.75% 2017 (Subject to Crossover Prerefunding 1997)                                            2695           2850
 State of Arizona, Salt River Project Agricultural Improvement and
  Power District, Electric System Revenue Bonds,
  Refunding Series A, 7.875% 2028 (Prerefunded 1998)                                             1000           1055
 State of Texas, Tax and Revenue Anticipation Notes,
  Series 1996, 4.75% 8/29/97                                                                    13850          13931
 The Regents of the University of California,
 Revenue Bonds, Series A, MBIA Insured, 6.90% 2015
  (Prerefunded 1997)                                                                             2750           2852
 State of Wisconsin, Operating Notes of 1996, 4.50% 6/16/97                                      1200           1204
                                                                                                        -----------
                                                                                                               68390
                                                                                                        -----------
TOTAL TAX-EXEMPT SECURITIES (cost: $1,429,747,000)                                                           1522135
Excess of cash and receivables over payables                                                                    2518
                                                                                                        -----------
NET ASSETS                                                                                               $1,524,653
                                                                                                             ======


*Represents a when-issued security.

See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Financial Statements

Statement of Assets and Liabilities
at February 28, 1997 (dollars in thousands)                              (Unaudited)
Assets:
 Tax-exempt securities (cost: $1,429,747)                                 $1,522,135
 Cash                                                                            936
 Receivables for--
  Sales of investments                                       $ 1,205
  Sales of fund's shares                                       1,398
  Accrued interest                                            23,127          25,730
                                                          ----------     -----------
                                                                           1,548,801
Liabilities:
 Payables for--
  Purchases of investments                                    19,067
  Repurchases of fund's shares                                 1,086
  Dividends payable                                            2,735
  Management services                                            444
  Accrued expenses                                               816          24,148
                                                          ----------     -----------
Net Assets at February 28, 1997--
 Equivalent to $12.11 per share on
 125,951,076 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                       $1,524,653
                                                                         ===========
Statement of Operations
For the six months ended February 28, 1997                                (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                         $ 45,099

 Expenses:
  Management services fee                                    $ 2,744
  Distribution expenses                                        1,756
  Transfer agent fee                                             243
  Reports to shareholders                                        116
  Registration statement and prospectus                          107
  Postage, stationery and supplies                               101
  Directors' fees                                                 11
  Auditing and legal fees                                         38
  Custodian fee                                                   30
  Taxes other than federal income tax                             23
  Other expenses                                                  11
                                                         -----------           5,180
                                                                         -----------
  Net investment income                                                       39,919
                                                                         -----------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                             2,104
 Net unrealized appreciation on investments:
  Beginning of period                                         59,520
  End of period                                               92,388
                                                          ----------
   Net increase in unrealized appreciation
    on investments                                                            32,868
                                                                         -----------
  Net realized gain and increase in
   unrealized appreciation on investments                                     34,972
                                                                         -----------
Net Increase in Net Assets Resulting
 from Operations                                                             $74,891
                                                                         ===========
Statement of Changes in Net Assets
(dollars in thousands)

                                                          Six Months            Year
                                                               Ended           Ended
                                                        February 28,      August 31,
                                                               1997*             1996
                                                         -----------     -----------
Operations:
 Net investment income                                    $   39,919     $    79,143
 Net realized gain on investments                              2,104           7,208
 Net increase in unrealized appreciation
  (depreciation) on investments                               32,868          (7,326)
                                                         -----------     -----------
  Net increase in net assets
   resulting from operations                                  74,891          79,025
                                                         -----------     -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income                        (40,205)        (79,078)
 Distributions from net realized gain on
  investments                                                 (4,359)        (10,310)
                                                         -----------     -----------
  Total dividends and distributions                          (44,564)        (89,388)
                                                         -----------     -----------
Capital Share Transactions:
 Proceeds from shares sold:
  8,718,709 and 24,816,640
  shares, respectively                                       105,085         298,087
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  2,331,280 and 4,705,048 shares,
  respectively                                                28,032          56,559
 Cost of shares repurchased:
  9,535,653 and 24,383,250
  shares, respectively                                      (114,753)       (292,301)
                                                         -----------     -----------
  Net increase in net assets
   resulting from capital share
   transactions                                               18,364          62,345
                                                         -----------     -----------
Total Increase in Net Assets                                  48,691          51,982
Net Assets:
 Beginning of period                                       1,475,962       1,423,980
                                                         -----------     -----------
 End of period                                            $1,524,653      $1,475,962
                                                         ===========     ===========


*Unaudited
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Securities for which pricing service values are not available are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices, or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $30,000 includes no amounts paid by these credits.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of February 28, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $92,388,000, of which $93,881,000 related to appreciated securities and $1,493,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 28, 1997. The cost of portfolio securities for book and federal income tax purposes was $1,429,747,000 at February 28, 1997.

3. The fee of $2,744,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.25% of such income in excess of $8,333,333.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 28, 1997, distribution expenses under the Plan were $1,756,000. As of February 28, 1997, accrued and unpaid distribution expenses were $741,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $243,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $290,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1997, aggregate amounts deferred and earnings thereon were $36,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of February 28, 1997, accumulated undistributed net realized gain on investments was $1,833,000 and additional paid-in capital was $1,304,485,000.

     The fund made purchases and sales of investment securities       of
$152,735,000 and $127,520,000, respectively, during the six months ended February 28, 1997.


PER-SHARE DATA AND RATIOS
                                                                           Year Ended    August 31

                                                             Six Months
                                                                  Ended
                                                           February 28,
                                                               1997 /1/            1996       1995      1994      1993      1992
Net Asset Value, Beginning
 of Period                                                       $11.86         $11.94      $11.65    $12.43    $11.78    $11.30
                                                                -------        -------     -------   -------   -------   -------
 Income from Investment
  Operations:
  Net investment income                                             .32            .64         .68       .67       .68       .70
  Net realized and
   unrealized gain
   (loss) on investments                                            .28            .01         .29      (.69)      .73       .48
                                                                -------        -------     -------   -------   -------   -------
   Total income from
    investment operations                                           .60            .65         .97      (.02)     1.41      1.18
                                                                -------        -------     -------   -------   -------   -------
 Less Distributions:
  Dividends from net
   investment income                                               (.32)          (.64)       (.68)     (.68)     (.68)     (.70)
  Distributions from net
   realized gains                                                  (.03)          (.09)          -      (.08)     (.08)        -
                                                                -------        -------     -------   -------   -------   -------
   Total distributions                                             (.35)          (.73)       (.68)     (.76)     (.76)     (.70)
                                                                -------        -------     -------   -------   -------   -------
Net Asset Value, End of Period                                   $12.11         $11.86      $11.94    $11.65    $12.43    $11.78
                                                                =======        =======     =======   =======   =======   =======

Total Return /2/                                              5.16% /3/           5.51%       8.70%    (.14)%    12.42%    10.80%

Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                                                  $1,525         $1,476      $1,424    $1,385    $1,327      $921
 Ratio of expenses to average
  net assets                                                   .34% /3/            .68%        .66%      .69%      .71%      .71%
 Ratio of net income to
  average net assets                                          2.65% /3/           5.35%       5.87%     5.53%     5.62%     6.04%
 Portfolio turnover rate                                      8.84% /3/          26.89%      49.28%    22.40%    15.55%    17.22%


/1/ Unaudited
/2/ Calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.
/3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA  BDA/ALI/3389
Lit. No. TEBF-013-0497

[The American Funds Group(r)]

Printed on recycled paper